Construction Contracts (Tables)	12 Months Ended
Dec. 31, 2017
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Details of In-Progress Construction Contracts

(a) Details of in-progress construction contracts as of December 31, 2016 and 2017 are as follows:

	2016		2017
	(in millions of Won)
Aggregate amount of costs incurred	￦	22,012,241	21,404,321
Add: Recognized profits		1,429,555	1,524,208
Less: Recognized losses		(1,139,165)	(718,593)
Cumulative construction revenue		22,302,631	22,209,936
Less: Progress billing		(22,483,968)	(22,265,891)
Others		9,961	994

	￦	(171,376)	(54,961)

Details of Due from/to Customers for Contract Work

(b) Details of due from customers for contract work and due to customers for contract work related to construction as of December 31, 2016 and 2017 are as follows:

	2016		2017
	(in millions of Won)
Unbilled due from customers for contract work	￦	860,287	728,007
Due to customers for contract work		(1,031,663)	(782,968)

	￦	(171,376)	(54,961)

Details of Changes in Estimated Total Contract Costs and Impact on Profit Before Income Taxes

(c) Due to the factors causing the variation of costs for the years ended December 31, 2016 and 2017, the estimated total contract costs have changed. Details of changes in estimated total contract costs and the impact on profit before income taxes for the years ended December 31, 2016, 2017 and future periods are as follows:

	2016		2017
	(in millions of Won)
Changes in estimated total contract costs	￦	532,801	164,812
Changes in profit before income taxes of construction contract:
- Current period		(790,391)	(69,656)
- Future periods		69,464	(6,041)